Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding	12 Months Ended
Dec. 31, 2021 $ / shares shares
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Outstanding Shares Option	2,538,385
Exercisable Share options	12,708
Exercise Price Range One [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 0.0009
Outstanding Shares Option	4,314
Outstanding shares option, Weighted average remaining contractual term	1 month 6 days
Exercisable Share options	4,314
Exercisable, Weighted average remaining contractual term	1 month 6 days
Exercise Price Range Two [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 21.78
Outstanding Shares Option	7,356
Outstanding shares option, Weighted average remaining contractual term	1 year 2 months 12 days
Exercisable Share options	6,893
Exercisable, Weighted average remaining contractual term	1 year 2 months 12 days
Exercise Price Range Three [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 19.71
Outstanding Shares Option	1,715
Outstanding shares option, Weighted average remaining contractual term	1 year 4 months 24 days
Exercisable Share options	1,501
Exercisable, Weighted average remaining contractual term	1 year 4 months 24 days
Exercise Price Range Four [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.27
Outstanding Shares Option	925,000
Outstanding shares option, Weighted average remaining contractual term	4 years 8 months 12 days
Exercisable Share options
Exercise Price Range Five [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.1
Outstanding Shares Option	1,025,000
Outstanding shares option, Weighted average remaining contractual term	4 years 10 months 24 days
Exercisable Share options
Exercise Price Range Six [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of options to employees outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.98
Outstanding Shares Option	575,000
Outstanding shares option, Weighted average remaining contractual term	5 years
Exercisable Share options